Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
Accounts receivable	293,710	610,960	100,923
Allowance for doubtful debts	(341)	(547)	(90)

	293,369	610,413	100,833

As of December 31, 2012 and 2013, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Balance at beginning of the year	2,121	341	56
Provision	538	502	83
Write-off of accounts receivable	(2,318)	(296)	(49)

Balance at the end of the year	341	547	90

Additions to the Company’s allowance for doubtful accounts were recorded within general and administration expenses for the years ended December 31, 2011, 2012 and 2013.